UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2546

Fidelity Commonwealth Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Large Cap Stock Fund

January 31, 2011

1.813034.106

LCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.6%
Distributors - 0.2%
Li & Fung Ltd.	148,000	$ 960
Pool Corp.	60,003	1,463
		2,423
Diversified Consumer Services - 0.2%
DeVry, Inc.	45,000	2,345
Hotels, Restaurants & Leisure - 0.8%
Country Style Cooking Restaurant Chain Co. Ltd. ADR (d)	34,900	817
Denny's Corp. (a)	771,880	2,918
McDonald's Corp.	43,950	3,238
Sonic Corp. (a)	98,457	944
		7,917
Household Durables - 1.2%
D.R. Horton, Inc.	101,408	1,256
KB Home (d)	437,430	6,491
Lennar Corp. Class A	196,939	3,813
Toll Brothers, Inc. (a)	13,600	275
		11,835
Media - 2.9%
Comcast Corp. Class A (special) (non-vtg.)	627,343	13,450
News Corp. Class A	92,052	1,383
Time Warner, Inc.	349,741	10,999
Viacom, Inc. Class B (non-vtg.)	73,627	3,059
		28,891
Multiline Retail - 1.5%
Big Lots, Inc. (a)	27,143	863
Dollar General Corp. (a)	123,951	3,447
Target Corp.	196,044	10,749
		15,059
Specialty Retail - 4.4%
CarMax, Inc. (a)	2,617	85
Carphone Warehouse Group PLC (a)	109,722	708
Esprit Holdings Ltd.	161,900	767
Hengdeli Holdings Ltd.	1,126,000	634
Home Depot, Inc.	213,685	7,857
Kingfisher PLC	436,800	1,763
Lowe's Companies, Inc.	414,405	10,277
Lumber Liquidators Holdings, Inc. (a)	114,900	3,210
Office Depot, Inc. (a)	490,779	2,577
OfficeMax, Inc. (a)	88,500	1,422
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)	207,723	$ 2,110
Staples, Inc.	503,925	11,243
TJX Companies, Inc.	45,773	2,169
		44,822
Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (a)	168,881	3,888
TOTAL CONSUMER DISCRETIONARY		117,180
CONSUMER STAPLES - 7.2%
Beverages - 2.0%
Diageo PLC sponsored ADR	30,700	2,358
PepsiCo, Inc.	239,339	15,392
The Coca-Cola Co.	31,834	2,001
		19,751
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	107,872	3,689
Sysco Corp.	33,200	967
Walgreen Co.	179,184	7,246
		11,902
Food Products - 1.1%
Archer Daniels Midland Co.	68,693	2,244
Danone	70,999	4,276
Kellogg Co.	44,300	2,228
The J.M. Smucker Co.	12,500	777
Unilever NV unit	47,400	1,404
		10,929
Household Products - 2.4%
Colgate-Palmolive Co.	13,040	1,001
Energizer Holdings, Inc. (a)	13,853	1,008
Kimberly-Clark Corp.	71,059	4,600
Procter & Gamble Co.	238,423	15,052
Reckitt Benckiser Group PLC	46,500	2,528
WD-40 Co.	12,800	504
		24,693
Personal Products - 0.1%
Beiersdorf AG	23,700	1,298
Prestige Brands Holdings, Inc. (a)	8,091	89
		1,387
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.4%
Lorillard, Inc.	54,196	$ 4,078
TOTAL CONSUMER STAPLES		72,740
ENERGY - 12.6%
Energy Equipment & Services - 2.3%
Baker Hughes, Inc.	77,153	5,286
Dresser-Rand Group, Inc. (a)	125,710	5,774
Exterran Holdings, Inc. (a)	35,905	891
Helmerich & Payne, Inc.	20,290	1,192
Weatherford International Ltd. (a)	427,140	10,132
		23,275
Oil, Gas & Consumable Fuels - 10.3%
Amyris, Inc. (d)	98,400	3,106
Chevron Corp.	319,930	30,371
EXCO Resources, Inc.	179,400	3,602
Exxon Mobil Corp.	559,492	45,140
Occidental Petroleum Corp.	80,100	7,744
Pembina Pipeline Corp.	13,000	288
PetroBakken Energy Ltd. Class A	19,300	413
Petrohawk Energy Corp. (a)	82,100	1,646
QEP Resources, Inc.	28,108	1,142
Southwestern Energy Co. (a)	67,188	2,654
Suncor Energy, Inc.	208,300	8,627
		104,733
TOTAL ENERGY		128,008
FINANCIALS - 22.4%
Capital Markets - 1.7%
Ashmore Group PLC	447,769	2,503
Bank of New York Mellon Corp.	130,401	4,072
Credit Suisse Group sponsored ADR	46,842	2,094
Morgan Stanley	186,095	5,471
Northern Trust Corp.	64,762	3,366
		17,506
Commercial Banks - 8.8%
BB&T Corp.	453,971	12,548
CIT Group, Inc. (a)	21,367	1,019
Lloyds Banking Group PLC (a)	840,900	850
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Regions Financial Corp.	666,734	$ 4,734
SunTrust Banks, Inc.	229,235	6,976
Susquehanna Bancshares, Inc.	137,369	1,313
U.S. Bancorp, Delaware	300,941	8,125
Wells Fargo & Co.	1,641,810	53,230
		88,795
Diversified Financial Services - 9.9%
Bank of America Corp.	2,000,202	27,463
Citigroup, Inc. (a)	2,900,951	13,983
JPMorgan Chase & Co.	1,096,383	49,271
KKR Financial Holdings LLC	862,309	8,330
MSCI, Inc. Class A (a)	45,500	1,557
		100,604
Insurance - 0.9%
Genworth Financial, Inc. Class A (a)	401,679	5,451
Lincoln National Corp.	105,352	3,038
		8,489
Real Estate Investment Trusts - 0.2%
Weyerhaeuser Co.	93,693	2,172
Real Estate Management & Development - 0.1%
The St. Joe Co. (a)(d)	41,100	1,127
Thrifts & Mortgage Finance - 0.8%
BankUnited, Inc. (a)	6,700	188
MGIC Investment Corp. (a)	169,809	1,425
Radian Group, Inc.	834,577	5,992
The PMI Group, Inc. (a)	149,910	436
		8,041
TOTAL FINANCIALS		226,734
HEALTH CARE - 12.4%
Biotechnology - 2.0%
Amgen, Inc. (a)	244,298	13,456
Gilead Sciences, Inc. (a)	64,004	2,456
SIGA Technologies, Inc. (a)(d)	179,690	2,062
Vertex Pharmaceuticals, Inc. (a)	71,235	2,770
		20,744
Health Care Equipment & Supplies - 2.2%
Alere, Inc. (a)(d)	496,203	19,436
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Meridian Bioscience, Inc.	65,375	$ 1,434
Mindray Medical International Ltd. sponsored ADR	23,200	607
Zimmer Holdings, Inc. (a)	8,800	521
		21,998
Health Care Providers & Services - 1.3%
McKesson Corp.	107,599	8,088
Medco Health Solutions, Inc. (a)	77,559	4,733
		12,821
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	118,558	2,503
SXC Health Solutions Corp. (a)	26,700	1,286
		3,789
Life Sciences Tools & Services - 0.6%
Lonza Group AG	28,362	2,233
Pacific Biosciences of California, Inc.	36,200	572
PerkinElmer, Inc.	15,300	391
QIAGEN NV (a)	165,445	3,052
		6,248
Pharmaceuticals - 5.9%
Abbott Laboratories	128,475	5,802
Cardiome Pharma Corp. (a)	271,100	1,706
Elan Corp. PLC sponsored ADR (a)	42,700	288
GlaxoSmithKline PLC sponsored ADR	39,800	1,446
Johnson & Johnson	252,740	15,106
Merck & Co., Inc.	428,520	14,214
Pfizer, Inc.	1,194,464	21,763
		60,325
TOTAL HEALTH CARE		125,925
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.2%
AerCap Holdings NV (a)	108,999	1,626
Honeywell International, Inc.	217,278	12,170
Rockwell Collins, Inc.	42,800	2,745
The Boeing Co.	62,832	4,366
United Technologies Corp.	12,374	1,006
		21,913
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 0.3%
Air Lease Corp. Class A (a)(e)	73,000	$ 1,497
FedEx Corp.	16,600	1,499
		2,996
Building Products - 1.2%
Lennox International, Inc.	85,965	4,224
Owens Corning (a)	196,975	6,593
Quanex Building Products Corp.	63,060	1,229
		12,046
Commercial Services & Supplies - 0.2%
Cintas Corp.	38,500	1,080
Covanta Holding Corp.	80,467	1,362
		2,442
Construction & Engineering - 0.1%
Quanta Services, Inc. (a)	40,600	963
Electrical Equipment - 1.1%
Alstom SA	73,309	4,091
Polypore International, Inc. (a)	43,000	2,070
Regal-Beloit Corp.	34,200	2,283
Roper Industries, Inc.	40,965	3,183
		11,627
Industrial Conglomerates - 1.4%
General Electric Co.	414,421	8,346
Koninklijke Philips Electronics NV unit	138,151	4,314
Tyco International Ltd.	25,508	1,144
		13,804
Machinery - 3.2%
Charter International PLC	151,614	1,961
Danaher Corp.	21,800	1,004
Dover Corp.	38,443	2,464
Ingersoll-Rand Co. Ltd.	456,928	21,567
PACCAR, Inc.	41,834	2,363
WABCO Holdings, Inc. (a)	48,285	2,820
		32,179
Professional Services - 0.2%
FTI Consulting, Inc. (a)	35,300	1,287
IHS, Inc. Class A (a)	11,298	926
		2,213
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Road & Rail - 0.2%
Union Pacific Corp.	24,626	$ 2,330
Trading Companies & Distributors - 0.2%
WESCO International, Inc. (a)	36,532	2,048
TOTAL INDUSTRIALS		104,561
INFORMATION TECHNOLOGY - 20.6%
Communications Equipment - 4.4%
Cisco Systems, Inc. (a)	1,207,216	25,533
Juniper Networks, Inc. (a)	176,148	6,539
QUALCOMM, Inc.	229,235	12,408
		44,480
Computers & Peripherals - 4.8%
Apple, Inc. (a)	89,670	30,427
EMC Corp. (a)	341,417	8,498
Hewlett-Packard Co.	208,583	9,530
		48,455
Electronic Equipment & Components - 0.9%
Corning, Inc.	402,770	8,946
Fabrinet (a)	15,840	379
		9,325
Internet Software & Services - 2.0%
Blinkx PLC (a)	372,300	584
eBay, Inc. (a)	175,045	5,314
Google, Inc. Class A (a)	21,287	12,780
OpenTable, Inc. (a)	6,852	539
SciQuest, Inc.	93,188	1,252
		20,469
IT Services - 4.4%
Accenture PLC Class A	20,271	1,043
Fidelity National Information Services, Inc.	94,050	2,862
International Business Machines Corp.	67,269	10,898
MasterCard, Inc. Class A	56,200	13,292
Paychex, Inc.	248,259	7,944
Visa, Inc. Class A	126,470	8,834
		44,873
Semiconductors & Semiconductor Equipment - 2.8%
Ceva, Inc. (a)	110,634	2,674
KLA-Tencor Corp.	99,982	4,407
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	90,258	$ 4,503
Siliconware Precision Industries Co. Ltd. sponsored ADR	238,177	1,651
Taiwan Semiconductor Manufacturing Co. Ltd.	791,453	2,058
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	317,948	4,156
Teradyne, Inc. (a)	107,723	1,797
Texas Instruments, Inc.	138,072	4,682
Varian Semiconductor Equipment Associates, Inc. (a)	48,527	2,157
		28,085
Software - 1.3%
Autonomy Corp. PLC (a)	460,267	11,028
Nuance Communications, Inc. (a)	51,625	1,050
Solera Holdings, Inc.	20,500	1,073
SuccessFactors, Inc. (a)	11,100	323
		13,474
TOTAL INFORMATION TECHNOLOGY		209,161
MATERIALS - 0.7%
Chemicals - 0.5%
Cabot Corp.	11,800	510
Ecolab, Inc.	27,906	1,387
LyondellBasell Industries NV Class A (a)	82,747	2,974
		4,871
Metals & Mining - 0.1%
Nucor Corp.	29,198	1,340
Paper & Forest Products - 0.1%
AbitibiBowater, Inc. (a)	41,300	1,116
TOTAL MATERIALS		7,327
TELECOMMUNICATION SERVICES - 0.1%
Wireless Telecommunication Services - 0.1%
American Tower Corp. Class A (a)	20,749	1,055
UTILITIES - 0.4%
Electric Utilities - 0.2%
PPL Corp.	90,705	2,339
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - 0.2%
National Grid PLC	175,200	$ 1,554
TOTAL UTILITIES		3,893
TOTAL COMMON STOCKS (Cost $916,268)		996,584
Preferred Stocks - 1.7%

Convertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
General Motors Co. 4.75%	45,100	2,449
Nonconvertible Preferred Stocks - 1.5%
CONSUMER DISCRETIONARY - 1.5%
Automobiles - 1.5%
Porsche Automobil Holding SE	102,393	9,510
Volkswagen AG	33,580	5,425
		14,935
TOTAL PREFERRED STOCKS (Cost $12,262)		17,384
Money Market Funds - 3.3%

Fidelity Cash Central Fund, 0.19% (b)	8,363,398	8,363
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	24,760,069	24,760
TOTAL MONEY MARKET FUNDS (Cost $33,123)		33,123
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $961,653)		1,047,091
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(33,925)
NET ASSETS - 100%		$ 1,013,166
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,497,000 or 0.1% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2
Fidelity Securities Lending Cash Central Fund	47
Total	$ 49
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,564	$ 134,564	$ -	$ -
Consumer Staples	72,740	72,740	-	-
Energy	128,008	128,008	-	-
Financials	226,734	225,884	850	-
Health Care	125,925	125,925	-	-
Industrials	104,561	103,064	-	1,497
Information Technology	209,161	207,103	2,058	-
Materials	7,327	7,327	-	-
Telecommunication Services	1,055	1,055	-	-
Utilities	3,893	2,339	1,554	-
Money Market Funds	33,123	33,123	-	-
Total Investments in Securities:	$ 1,047,091	$ 1,041,132	$ 4,462	$ 1,497
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 170
Total Realized Gain (Loss)	(300)
Total Unrealized Gain (Loss)	167
Cost of Purchases	1,460
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,497
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ 37

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $977,495,000. Net unrealized appreciation aggregated $69,596,000, of which $112,226,000 related to appreciated investment securities and $42,630,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Mid Cap Stock Fund
Mid Cap Stock
Class K

January 31, 2011

1.813018.106

MCS-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 18.7%
Auto Components - 0.8%
Lear Corp. (a)	250,000	$ 26,408
Tenneco, Inc. (a)	1,127,700	46,608
		73,016
Automobiles - 0.4%
General Motors Co.	871,700	31,808
Distributors - 0.2%
Li & Fung Ltd.	2,614,000	16,948
Diversified Consumer Services - 0.1%
Sotheby's Class A (ltd. vtg.)	181,354	7,309
Hotels, Restaurants & Leisure - 4.9%
Ameristar Casinos, Inc.	645,302	9,912
Boyd Gaming Corp. (a)(d)	3,000,000	32,520
Gaylord Entertainment Co. (a)(d)	1,706,600	56,898
International Game Technology	2,926,400	50,246
Marcus Corp.	29,613	351
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	1,233,700	9,574
Morgans Hotel Group Co. (a)(d)(e)	2,000,000	18,070
Penn National Gaming, Inc. (a)	1,200,000	42,876
Pinnacle Entertainment, Inc. (a)	2,000,000	30,160
Royal Caribbean Cruises Ltd. (a)	893,500	40,118
Shuffle Master, Inc. (a)	1,921,676	19,861
Starwood Hotels & Resorts Worldwide, Inc.	347,500	20,492
Wendy's/Arby's Group, Inc.	2,720,800	13,141
WMS Industries, Inc. (a)	386,794	16,226
Wyndham Worldwide Corp.	1,800,000	50,634
		411,079
Household Durables - 3.5%
Jarden Corp.	2,000,000	67,800
Lennar Corp. Class A (d)	1,400,000	27,104
Mohawk Industries, Inc. (a)	450,000	24,998
Sealy Corp., Inc. (a)(d)(e)	7,000,000	18,550
Stanley Black & Decker, Inc.	1,000,000	72,680
Whirlpool Corp.	1,000,000	85,500
		296,632
Internet & Catalog Retail - 1.3%
Blue Nile, Inc. (a)(d)(e)	1,000,000	56,850
Expedia, Inc.	2,000,000	50,320
		107,170
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.5%
Brunswick Corp.	500,000	$ 9,960
Polaris Industries, Inc.	400,000	30,768
		40,728
Media - 1.3%
Interpublic Group of Companies, Inc. (a)	3,750,000	40,088
National CineMedia, Inc.	2,000,000	35,280
Valassis Communications, Inc. (a)	1,250,000	37,925
		113,293
Specialty Retail - 3.3%
Chico's FAS, Inc.	2,500,000	27,300
Dick's Sporting Goods, Inc. (a)	1,400,000	50,526
Pier 1 Imports, Inc. (a)	3,066,649	28,735
Signet Jewelers Ltd. (United Kingdom) (a)	1,500,000	63,185
Talbots, Inc. (a)(d)	1,001,732	5,469
Tractor Supply Co.	700,000	35,917
Urban Outfitters, Inc. (a)	1,979,700	66,953
		278,085
Textiles, Apparel & Luxury Goods - 2.4%
Hanesbrands, Inc. (a)(e)	5,621,695	129,411
Iconix Brand Group, Inc. (a)	1,500,000	29,775
Warnaco Group, Inc. (a)	900,000	45,972
		205,158
TOTAL CONSUMER DISCRETIONARY		1,581,226
CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.0%
Drogasil SA	403,000	2,900
Food Products - 0.6%
Green Mountain Coffee Roasters, Inc. (a)	841,300	28,251
Origin Agritech Ltd. (a)(e)	1,244,174	12,106
Ralcorp Holdings, Inc. (a)	86,606	5,300
		45,657
TOTAL CONSUMER STAPLES		48,557
ENERGY - 11.6%
Energy Equipment & Services - 4.9%
Dresser-Rand Group, Inc. (a)	3,104,669	142,597
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Energy Equipment & Services - continued
Exterran Holdings, Inc. (a)	1,500,000	$ 37,215
Helmerich & Payne, Inc.	1,124,400	66,036
Noble Corp.	1,500,000	57,375
North American Energy Partners, Inc. (a)(e)	2,600,000	31,174
Weatherford International Ltd. (a)	3,500,000	83,020
		417,417
Oil, Gas & Consumable Fuels - 6.7%
Alpha Natural Resources, Inc. (a)	378,300	20,326
Cameco Corp.	1,000,000	41,464
Daylight Energy Ltd.	2,500,000	25,197
Denbury Resources, Inc. (a)	1,500,000	30,525
EXCO Resources, Inc.	2,000,000	40,160
Kodiak Oil & Gas Corp. (a)(d)	4,000,000	25,400
Penn West Petroleum Ltd.	1,000,000	27,360
Petrohawk Energy Corp. (a)	2,000,000	40,100
QEP Resources, Inc.	1,500,000	60,960
SM Energy Co.	600,000	37,296
Ultra Petroleum Corp. (a)	1,000,000	47,730
Uranium One, Inc.	8,000,000	52,342
Whiting Petroleum Corp. (a)	900,000	113,652
		562,512
TOTAL ENERGY		979,929
FINANCIALS - 15.5%
Commercial Banks - 8.6%
Associated Banc-Corp.	1,400,000	19,572
Banco do Estado do Rio Grande do Sul SA	2,500,000	24,588
Banco Macro SA sponsored ADR (d)	1,000,000	46,140
BB&T Corp.	3,500,000	96,740
Comerica, Inc.	1,400,000	53,480
Fifth Third Bancorp	2,500,000	37,175
FirstMerit Corp.	1,986,800	36,398
FNB Corp., Pennsylvania (d)	3,000,000	30,300
Huntington Bancshares, Inc.	6,000,000	43,440
North American Financial Holdings, Inc. Class A (a)(f)	900,000	15,075
Regions Financial Corp.	7,138,400	50,683
Sterling Bancshares, Inc.	4,000,000	35,480
SunTrust Banks, Inc.	2,000,000	60,860
Synovus Financial Corp. (d)	10,000,000	26,400
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Turkiye Vakiflar Bankasi TAO	12,500,000	$ 30,773
Zions Bancorporation	5,000,000	117,900
		725,004
Consumer Finance - 0.9%
Capital One Financial Corp.	1,500,000	72,240
Diversified Financial Services - 0.7%
KKR Financial Holdings LLC	5,783,676	55,870
Insurance - 3.8%
Allstate Corp.	1,700,000	52,938
Genworth Financial, Inc. Class A (a)	8,000,000	108,560
Hanover Insurance Group, Inc.	1,000,000	47,300
Lincoln National Corp.	2,400,000	69,216
Protective Life Corp.	1,700,000	46,869
		324,883
Real Estate Management & Development - 1.1%
CB Richard Ellis Group, Inc. Class A (a)	2,400,000	53,256
Henderson Land Development Co. Ltd.	1,816,000	12,589
Swire Pacific Ltd. (A Shares)	803,500	12,635
Wharf Holdings Ltd.	1,603,000	12,110
		90,590
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp. (a)(d)	2,000,000	16,780
Radian Group, Inc.	3,000,000	21,540
		38,320
TOTAL FINANCIALS		1,306,907
HEALTH CARE - 6.3%
Biotechnology - 1.1%
Cephalon, Inc. (a)	900,000	53,172
Vertex Pharmaceuticals, Inc. (a)	1,000,000	38,890
		92,062
Health Care Equipment & Supplies - 3.2%
Covidien PLC	900,000	42,723
Edwards Lifesciences Corp. (a)	1,400,000	118,006
Masimo Corp.	1,500,000	44,962
St. Jude Medical, Inc. (a)	750,000	30,375
Zimmer Holdings, Inc. (a)	600,000	35,496
		271,562
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.8%
Emeritus Corp. (a)(d)	950,000	$ 18,145
McKesson Corp.	281,700	21,175
Sunrise Senior Living, Inc. (a)(e)	3,250,000	26,000
		65,320
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc. (a)	321,800	13,461
QIAGEN NV (a)	335,007	6,181
		19,642
Pharmaceuticals - 1.0%
Perrigo Co.	750,000	54,555
Questcor Pharmaceuticals, Inc. (a)	2,000,000	30,920
		85,475
TOTAL HEALTH CARE		534,061
INDUSTRIALS - 16.7%
Aerospace & Defense - 0.8%
Precision Castparts Corp.	500,000	71,495
Building Products - 3.3%
Lennox International, Inc.	2,424,080	119,119
Masco Corp.	2,000,000	26,640
Owens Corning (a)	2,000,000	66,940
Quanex Building Products Corp. (e)	3,500,000	68,215
		280,914
Electrical Equipment - 1.8%
Acuity Brands, Inc.	900,000	49,680
Cooper Industries PLC Class A	750,000	45,945
Polypore International, Inc. (a)	600,000	28,890
Regal-Beloit Corp.	400,000	26,696
		151,211
Industrial Conglomerates - 0.6%
Textron, Inc.	2,000,000	52,580
Machinery - 7.6%
AGCO Corp. (a)	1,500,000	76,050
ArvinMeritor, Inc. (a)	3,700,000	80,882
Charter International PLC	2,000,000	25,867
Cummins, Inc.	700,000	74,116
Ingersoll-Rand Co. Ltd.	3,000,000	141,600
PACCAR, Inc.	1,000,000	56,490
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Pall Corp.	1,500,000	$ 83,115
WABCO Holdings, Inc. (a)	1,750,000	102,200
		640,320
Professional Services - 0.6%
CoStar Group, Inc. (a)(d)	700,000	39,396
Michael Page International PLC	1,054,192	9,059
		48,455
Road & Rail - 1.9%
Arkansas Best Corp. (e)	1,500,000	38,325
Con-way, Inc.	1,350,000	45,927
Knight Transportation, Inc.	1,400,000	26,684
Old Dominion Freight Lines, Inc. (a)	1,400,000	45,038
		155,974
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc. (a)	368,185	6,686
TOTAL INDUSTRIALS		1,407,635
INFORMATION TECHNOLOGY - 15.4%
Communications Equipment - 2.6%
HTC Corp.	631,000	21,272
Infinera Corp. (a)	2,500,000	18,338
Juniper Networks, Inc. (a)	4,866,700	180,654
		220,264
Computers & Peripherals - 0.4%
NetApp, Inc. (a)	539,900	29,549
Electronic Equipment & Components - 1.2%
Arrow Electronics, Inc. (a)	71,256	2,693
Avnet, Inc. (a)	382,349	13,619
Flextronics International Ltd. (a)	10,627,676	84,915
Tech Data Corp. (a)	29,700	1,393
		102,620
Internet Software & Services - 1.3%
Move, Inc. (a)(e)	14,000,000	31,500
Rackspace Hosting, Inc. (a)	2,300,000	77,073
SciQuest, Inc.	500	7
		108,580
IT Services - 1.2%
Genpact Ltd. (a)	2,750,000	41,608
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Lender Processing Services, Inc.	1,000,000	$ 31,740
WNS Holdings Ltd. sponsored ADR (a)	2,200,000	23,870
		97,218
Semiconductors & Semiconductor Equipment - 4.2%
Applied Micro Circuits Corp. (a)(e)	4,546,345	44,736
ARM Holdings PLC sponsored ADR (d)	1,004,000	25,140
ASM International NV unit (a)	1,766,400	64,279
Ceva, Inc. (a)(e)	1,656,303	40,033
Lam Research Corp. (a)	800,000	39,912
Marvell Technology Group Ltd. (a)	1,721,655	32,729
Nanometrics, Inc. (a)	103,000	1,763
ON Semiconductor Corp. (a)	5,467,892	60,420
PMC-Sierra, Inc. (a)	3,000,000	23,460
Trina Solar Ltd. (a)(d)	1,000,000	26,070
		358,542
Software - 4.5%
Adobe Systems, Inc. (a)	759,979	25,117
ANSYS, Inc. (a)	1,000,000	52,450
Ariba, Inc. (a)	1,000,000	28,090
Autonomy Corp. PLC (a)	3,254,600	77,982
Informatica Corp. (a)	64,600	2,997
Nuance Communications, Inc. (a)	5,000,000	101,650
Rovi Corp. (a)	600,000	37,056
TIBCO Software, Inc. (a)	2,500,000	54,950
		380,292
TOTAL INFORMATION TECHNOLOGY		1,297,065
MATERIALS - 4.7%
Chemicals - 3.6%
Agrium, Inc.	570,200	50,390
CF Industries Holdings, Inc.	500,000	67,520
Intrepid Potash, Inc. (a)(d)	1,662,537	60,084
Israel Chemicals Ltd.	1,500,000	23,539
K&S AG	500,000	36,956
Uralkali JSC GDR (Reg. S)	1,000,000	37,950
Yara International ASA	500,000	28,133
		304,572
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - 1.1%
AngloGold Ashanti Ltd. sponsored ADR	590,500	$ 25,415
Gem Diamonds Ltd. (a)	389,700	1,687
Ivanhoe Mines Ltd. (a)	400,000	11,112
Silver Wheaton Corp. (a)	1,703,300	52,557
		90,771
TOTAL MATERIALS		395,343
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
Global Crossing Ltd. (a)	2,760,000	36,791
tw telecom, inc. (a)(e)	9,000,000	154,350
		191,141
Wireless Telecommunication Services - 1.0%
SBA Communications Corp. Class A (a)	2,000,000	81,600
TOTAL TELECOMMUNICATION SERVICES		272,741
UTILITIES - 0.7%
Electric Utilities - 0.0%
Northeast Utilities	25,829	850
Gas Utilities - 0.1%
Atmos Energy Corp.	4,060	132
National Fuel Gas Co. New Jersey	182,251	12,455
		12,587
Independent Power Producers & Energy Traders - 0.6%
AES Corp. (a)	3,750,000	46,500
Multi-Utilities - 0.0%
TECO Energy, Inc.	57,912	1,066
TOTAL UTILITIES		61,003
TOTAL COMMON STOCKS (Cost $6,454,591)		7,884,467
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 0.8%
Automobiles - 0.8%
Porsche Automobil Holding SE (Cost $47,186)	750,000	$ 69,655
Money Market Funds - 3.5%

Fidelity Cash Central Fund, 0.19% (b)	43,632,610	43,633
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	250,515,469	250,515
TOTAL MONEY MARKET FUNDS (Cost $294,148)		294,148
TOTAL INVESTMENT PORTFOLIO - 97.7% (Cost $6,795,925)		8,248,270
NET OTHER ASSETS (LIABILITIES) - 2.3%		191,860
NET ASSETS - 100%		$ 8,440,130
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,075,000 or 0.2% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 195
Fidelity Securities Lending Cash Central Fund	779
Total	$ 974
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Micro Circuits Corp.	$ 73,320	$ 8,912	$ 28,557	$ -	$ 44,736
Arkansas Best Corp.	30,460	12,976	1,659	120	38,325
Blue Nile, Inc.	32,394	21,732	1,837	-	56,850
Ceva, Inc.	-	29,093	-	-	40,033
Global Crossing Ltd.	66,825	-	23,084	-	-
Hanesbrands, Inc.	170,820	71,544	77,647	-	129,411
Hawaiian Holdings, Inc.	28,971	2,138	25,640	-	-
Morgans Hotel Group Co.	16,940	-	-	-	18,070
Move, Inc.	33,000	-	2,078	-	31,500
North American Energy Partners, Inc.	29,328	-	-	-	31,174
Origin Agritech Ltd.	10,899	-	-	-	12,106
Quanex Building Products Corp.	16,851	46,218	-	333	68,215
Sealy Corp., Inc.	24,310	1,341	-	-	18,550
Sunrise Senior Living, Inc.	17,792	219	-	-	26,000
tw telecom, inc.	178,000	-	17,214	-	154,350
Total	$ 729,910	$ 194,173	$ 177,716	$ 453	$ 669,320
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,650,881	$ 1,650,881	$ -	$ -
Consumer Staples	48,557	48,557	-	-
Energy	979,929	979,929	-	-
Financials	1,306,907	1,291,832	-	15,075
Health Care	534,061	534,061	-	-
Industrials	1,407,635	1,407,635	-	-
Information Technology	1,297,065	1,297,065	-	-
Materials	395,343	395,343	-	-
Telecommunication Services	272,741	272,741	-	-
Utilities	61,003	61,003	-	-
Money Market Funds	294,148	294,148	-	-
Total Investments in Securities:	$ 8,248,270	$ 8,233,195	$ -	$ 15,075
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,475)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	17,550
Transfers out of Level 3	-
Ending Balance	$ 15,075
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at January 31, 2011	$ (2,475)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $6,803,008,000. Net unrealized appreciation aggregated $1,445,262,000, of which $1,781,245,000 related to appreciated investment securities and $335,983,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Discovery
Fund

January 31, 2011

1.813037.106

SMR-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
CONSUMER DISCRETIONARY - 13.5%
Diversified Consumer Services - 3.4%
Matthews International Corp. Class A	701,200	$ 24,850,528
Regis Corp.	1,455,000	24,385,800
		49,236,328
Household Durables - 7.3%
Ethan Allen Interiors, Inc. (d)(e)	1,691,176	37,882,342
KB Home (d)	844,200	12,527,928
Meritage Homes Corp. (a)	1,095,000	25,141,200
Tempur-Pedic International, Inc. (a)	703,384	30,695,678
		106,247,148
Multiline Retail - 1.2%
Retail Ventures, Inc. (a)	1,180,476	17,801,578
Specialty Retail - 1.6%
Asbury Automotive Group, Inc. (a)	719,875	13,252,899
Tsutsumi Jewelry Co. Ltd.	332,000	9,019,981
		22,272,880
TOTAL CONSUMER DISCRETIONARY		195,557,934
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 2.8%
BJ's Wholesale Club, Inc. (a)	867,500	38,117,950
Ingles Markets, Inc. Class A	117,700	2,279,849
		40,397,799
Food Products - 1.8%
Chiquita Brands International, Inc. (a)	1,726,391	26,620,949
TOTAL CONSUMER STAPLES		67,018,748
ENERGY - 5.6%
Energy Equipment & Services - 2.8%
Superior Energy Services, Inc. (a)	1,159,400	40,718,128
Oil, Gas & Consumable Fuels - 2.8%
Berry Petroleum Co. Class A	865,700	40,402,219
TOTAL ENERGY		81,120,347
Common Stocks - continued
	Shares	Value
FINANCIALS - 21.1%
Capital Markets - 3.4%
optionsXpress Holdings, Inc.	871,049	$ 12,943,788
Waddell & Reed Financial, Inc. Class A	1,000,000	36,120,000
		49,063,788
Commercial Banks - 5.5%
Associated Banc-Corp.	1,309,393	18,305,314
CapitalSource, Inc.	1,579,100	12,190,652
National Penn Bancshares, Inc.	1,611,398	13,149,008
TCF Financial Corp. (d)	2,344,100	35,020,854
Western Liberty Bancorp (a)	350,000	1,610,000
		80,275,828
Insurance - 3.7%
Amerisafe, Inc. (a)	876,909	15,617,749
Endurance Specialty Holdings Ltd.	270,200	12,561,598
Platinum Underwriters Holdings Ltd.	591,989	26,165,914
		54,345,261
Real Estate Investment Trusts - 4.8%
Alexandria Real Estate Equities, Inc.	110,000	8,474,400
American Assets Trust, Inc. (a)	613,200	13,055,028
Franklin Street Properties Corp.	1,600,000	23,984,000
Highwoods Properties, Inc. (SBI)	750,000	24,577,500
		70,090,928
Thrifts & Mortgage Finance - 3.7%
Astoria Financial Corp.	1,858,120	26,459,629
Washington Federal, Inc.	1,540,000	26,626,600
		53,086,229
TOTAL FINANCIALS		306,862,034
HEALTH CARE - 13.2%
Health Care Providers & Services - 13.2%
Centene Corp. (a)	995,110	27,584,449
Chemed Corp.	276,900	17,231,487
MEDNAX, Inc. (a)	623,600	41,251,139
Providence Service Corp. (a)(e)	923,212	13,137,307
PSS World Medical, Inc. (a)	1,414,990	33,719,212
Team Health Holdings, Inc. (a)	2,050,322	31,697,978
VCA Antech, Inc. (a)	1,175,000	26,931,000
		191,552,572
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 13.9%
Commercial Services & Supplies - 3.8%
HNI Corp.	1,239,000	$ 37,591,260
United Stationers, Inc. (a)	278,762	17,361,297
		54,952,557
Electrical Equipment - 1.0%
Powell Industries, Inc. (a)	397,092	15,053,758
Machinery - 3.6%
Blount International, Inc. (a)	921,000	13,824,210
Columbus McKinnon Corp. (NY Shares) (a)(e)	1,839,677	31,035,351
Nippon Thompson Co. Ltd.	793,000	6,830,543
		51,690,104
Trading Companies & Distributors - 5.5%
H&E Equipment Services, Inc. (a)(e)	1,765,813	20,518,747
Interline Brands, Inc. (a)	1,203,632	25,553,107
WESCO International, Inc. (a)	608,100	34,084,005
		80,155,859
TOTAL INDUSTRIALS		201,852,278
INFORMATION TECHNOLOGY - 17.5%
Communications Equipment - 2.5%
Polycom, Inc. (a)	365,000	16,005,250
ViaSat, Inc. (a)	458,800	19,909,626
		35,914,876
Electronic Equipment & Components - 5.1%
Diploma PLC	2,050,000	9,488,975
Macnica, Inc.	300,700	7,711,666
Ryoyo Electro Corp.	907,200	10,334,211
SYNNEX Corp. (a)	334,185	11,158,437
Tech Data Corp. (a)	775,000	36,355,250
		75,048,539
Internet Software & Services - 2.1%
DealerTrack Holdings, Inc. (a)	388,309	7,674,927
j2 Global Communications, Inc. (a)	825,000	22,770,000
		30,444,927
IT Services - 4.4%
FleetCor Technologies, Inc.	908,506	27,255,180
Wright Express Corp. (a)	765,875	36,241,205
		63,496,385
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - 0.6%
Miraial Co. Ltd.	371,400	$ 9,615,315
Software - 2.8%
Monotype Imaging Holdings, Inc. (a)(e)	2,464,590	27,689,669
Radiant Systems, Inc. (a)	700,000	12,775,000
		40,464,669
TOTAL INFORMATION TECHNOLOGY		254,984,711
MATERIALS - 4.9%
Chemicals - 0.3%
Spartech Corp. (a)	527,829	4,407,372
Metals & Mining - 4.6%
Carpenter Technology Corp.	483,900	19,912,485
Haynes International, Inc.	167,100	8,141,112
RTI International Metals, Inc. (a)	1,355,030	39,146,817
		67,200,414
TOTAL MATERIALS		71,607,786
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 1.0%
Cogent Communications Group, Inc. (a)	1,110,300	15,144,492
UTILITIES - 3.7%
Gas Utilities - 3.7%
Southwest Gas Corp.	509,012	18,955,607
UGI Corp.	1,085,000	34,014,750
		52,970,357
TOTAL COMMON STOCKS (Cost $1,229,737,606)		1,438,671,259
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.5%
Household Durables - 0.5%
M/I Homes, Inc. Series A, 9.75% (a) (Cost $5,609,937)	411,373	7,359,463
Money Market Funds - 3.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b)	24,956,062	$ 24,956,062
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	23,520,250	23,520,250
TOTAL MONEY MARKET FUNDS (Cost $48,476,312)		48,476,312
TOTAL INVESTMENT PORTFOLIO - 102.8% (Cost $1,283,823,855)		1,494,507,034
NET OTHER ASSETS (LIABILITIES) - (2.8)%		(41,102,909)
NET ASSETS - 100%		$ 1,453,404,125
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 22,012
Fidelity Securities Lending Cash Central Fund	13,109
Total	$ 35,121
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Columbus McKinnon Corp. (NY Shares)	$ 13,681,471	$ 19,822,223	$ -	$ -	$ 31,035,351
Ethan Allen Interiors, Inc.	7,783,525	27,815,433	-	89,142	37,882,342
H&E Equipment Services, Inc.	15,358,551	4,602,215	-	-	20,518,747
Monotype Imaging Holdings, Inc.	8,944,867	14,304,561	-	-	27,689,669
Providence Service Corp.	8,735,016	6,082,307	-	-	13,137,307
Total	$ 54,503,430	$ 72,626,739	$ -	$ 89,142	$ 130,263,416
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $1,284,592,851. Net unrealized appreciation aggregated $209,914,183, of which $231,364,783 related to appreciated investment securities and $21,450,600 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Small Cap Stock Fund

January 31, 2011

1.813072.106

SLC-QTLY-0311

Investments January 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.7%
Auto Components - 4.0%
Lear Corp. (a)	663,015	$ 70,034
Modine Manufacturing Co. (a)	1,000,900	16,515
The Goodyear Tire & Rubber Co. (a)	1,641,186	19,497
TRW Automotive Holdings Corp. (a)	1,173,425	70,007
		176,053
Hotels, Restaurants & Leisure - 0.2%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	800,000	6,208
Wyndham Worldwide Corp.	142,200	4,000
		10,208
Household Durables - 1.5%
Ethan Allen Interiors, Inc. (d)	360,300	8,071
KB Home (d)	836,669	12,416
Lennar Corp. Class A	1,172,722	22,704
M.D.C. Holdings, Inc.	100,000	3,091
PulteGroup, Inc. (a)	2,094,363	16,525
Ryland Group, Inc.	200,000	3,560
		66,367
Media - 2.2%
Focus Media Holding Ltd. ADR (a)	1,399,633	34,865
Valassis Communications, Inc. (a)	400,000	12,136
Virgin Media, Inc.	2,000,000	50,320
		97,321
Multiline Retail - 0.3%
Dollarama, Inc. (a)	200,000	5,704
Dollarama, Inc. (a)(f)	141,000	4,021
Springland International Holdings Ltd.	1,151,000	921
		10,646
Specialty Retail - 0.7%
Big 5 Sporting Goods Corp.	200,000	2,536
hhgregg, Inc. (a)(d)	600,000	10,998
Shoe Carnival, Inc. (a)	297,670	7,367
The Buckle, Inc. (d)	300,000	10,725
		31,626
Textiles, Apparel & Luxury Goods - 1.8%
Deckers Outdoor Corp. (a)	170,000	12,476
G-III Apparel Group Ltd. (a)	493,570	17,221
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	300,000	$ 5,955
Phillips-Van Heusen Corp.	692,655	40,430
		76,082
TOTAL CONSUMER DISCRETIONARY		468,303
CONSUMER STAPLES - 3.1%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	799,995	15,376
Food Products - 2.8%
Chiquita Brands International, Inc. (a)	1,000,070	15,421
Corn Products International, Inc.	900,000	41,517
Dean Foods Co. (a)	1,000,000	10,150
Global Bio-Chem Technology Group Co. Ltd. (a)	94,056,200	15,321
Ralcorp Holdings, Inc. (a)	200,000	12,240
Smithfield Foods, Inc. (a)	1,300,200	25,887
		120,536
TOTAL CONSUMER STAPLES		135,912
ENERGY - 4.1%
Energy Equipment & Services - 1.6%
Atwood Oceanics, Inc. (a)	600,000	24,252
Baker Hughes, Inc.	200,173	13,714
Hornbeck Offshore Services, Inc. (a)(d)	232,358	5,516
Ocean Rig UDW, Inc. (a)	555,600	10,962
TETRA Technologies, Inc. (a)	1,409,832	16,002
		70,446
Oil, Gas & Consumable Fuels - 2.5%
Crestwood Midstream Partners LP	900,000	25,605
Denbury Resources, Inc. (a)	1,500,000	30,525
Extract Resources Ltd. (a)	95,619	849
OPTI Canada, Inc. (a)	1,700,000	1,172
Petrobank Energy & Resources Ltd. (a)	592,849	13,917
Petrominerales Ltd.	364,127	14,200
Plains Exploration & Production Co. (a)	628,668	22,255
		108,523
TOTAL ENERGY		178,969
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - 17.7%
Capital Markets - 3.8%
AllianceBernstein Holding LP	900,000	$ 19,062
E*TRADE Financial Corp. (a)	2,766,150	45,807
Janus Capital Group, Inc.	3,277,166	42,308
optionsXpress Holdings, Inc.	500,000	7,430
State Street Corp.	1,046,550	48,895
		163,502
Commercial Banks - 5.7%
Comerica, Inc.	500,000	19,100
Huntington Bancshares, Inc.	6,000,000	43,440
KeyCorp	7,000,000	62,300
Synovus Financial Corp.	15,870,433	41,898
Webster Financial Corp.	1,804,300	41,282
Zions Bancorporation	1,765,000	41,619
		249,639
Insurance - 7.6%
American Equity Investment Life Holding Co.	767,776	9,735
Assured Guaranty Ltd.	8,740,817	126,392
CNO Financial Group, Inc. (a)	6,588,026	41,702
Endurance Specialty Holdings Ltd.	200,300	9,312
Genworth Financial, Inc. Class A (a)	3,200,000	43,424
StanCorp Financial Group, Inc.	76,100	3,395
Validus Holdings Ltd.	226,122	6,874
XL Capital Ltd. Class A	4,000,500	91,691
		332,525
Real Estate Investment Trusts - 0.6%
Strategic Hotel & Resorts, Inc. (a)	4,424,831	24,381
Sunstone Hotel Investors, Inc. (a)	103,500	1,057
		25,438
TOTAL FINANCIALS		771,104
HEALTH CARE - 10.4%
Biotechnology - 2.8%
Acorda Therapeutics, Inc. (a)	700,000	15,365
Alkermes, Inc. (a)	2,000,000	25,820
Amylin Pharmaceuticals, Inc. (a)	1,200,389	19,422
ARIAD Pharmaceuticals, Inc. (a)	1,870,048	11,922
BB BIOTECH AG	60,003	4,020
Dynavax Technologies Corp. (a)	2,052,200	6,157
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Biotechnology - continued
Human Genome Sciences, Inc. (a)	37,443	$ 908
ImmunoGen, Inc. (a)(d)	1,000,000	8,260
Medivation, Inc. (a)	664,200	9,352
Micromet, Inc. (a)	114,800	738
Theravance, Inc. (a)	141,910	2,986
United Therapeutics Corp. (a)	220,000	14,956
		119,906
Health Care Equipment & Supplies - 2.5%
American Medical Systems Holdings, Inc. (a)	223,400	4,361
Cochlear Ltd.	50,000	3,842
Cooper Companies, Inc.	100,000	5,734
Integra LifeSciences Holdings Corp. (a)	278,264	12,906
Kinetic Concepts, Inc. (a)	947,976	43,730
Mako Surgical Corp. (a)(d)	695,054	10,787
NuVasive, Inc. (a)(d)	654,100	18,279
Wright Medical Group, Inc. (a)	689,650	10,248
		109,887
Health Care Providers & Services - 2.4%
Brookdale Senior Living, Inc. (a)	1,072,300	23,430
Catalyst Health Solutions, Inc. (a)	927,600	40,258
Coventry Health Care, Inc. (a)	139,000	4,166
Emeritus Corp. (a)	184,400	3,522
MEDNAX, Inc. (a)	100,000	6,615
Omnicare, Inc.	874,600	22,670
Owens & Minor, Inc.	150,000	4,430
		105,091
Health Care Technology - 0.3%
SXC Health Solutions Corp. (a)	301,600	14,521
Life Sciences Tools & Services - 1.6%
ICON PLC sponsored ADR (a)	600,000	13,362
Illumina, Inc. (a)	318,996	22,119
PAREXEL International Corp. (a)	700,000	16,247
Pharmaceutical Product Development, Inc.	500,000	14,570
QIAGEN NV (a)	125,020	2,307
		68,605
Pharmaceuticals - 0.8%
Cadence Pharmaceuticals, Inc. (a)(d)	824,300	6,401
Pronova BioPharma ASA (a)(d)	9,218,685	15,157
Questcor Pharmaceuticals, Inc. (a)	365,700	5,654
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
The Medicines Company (a)	100,000	$ 1,568
ViroPharma, Inc. (a)	400,000	6,560
		35,340
TOTAL HEALTH CARE		453,350
INDUSTRIALS - 20.7%
Aerospace & Defense - 1.2%
DigitalGlobe, Inc. (a)	588,100	18,061
GeoEye, Inc. (a)	871,760	34,801
		52,862
Air Freight & Logistics - 0.7%
Forward Air Corp.	1,132,232	31,601
Airlines - 8.4%
AirTran Holdings, Inc. (a)	2,500,000	18,475
AMR Corp. (a)	5,000,050	35,250
Delta Air Lines, Inc. (a)	6,236,800	72,783
Hawaiian Holdings, Inc. (a)	682,473	5,043
JetBlue Airways Corp. (a)(d)	4,926,046	29,556
United Continental Holdings, Inc. (a)	5,361,925	136,193
US Airways Group, Inc. (a)(d)	6,707,791	66,541
		363,841
Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	200,000	8,418
Corrections Corp. of America (a)	800,043	19,849
The Geo Group, Inc. (a)	1,171,008	27,835
		56,102
Construction & Engineering - 3.0%
Foster Wheeler Ag (a)	1,500,000	55,215
KBR, Inc.	800,000	25,680
MasTec, Inc. (a)	1,500,115	22,832
Orion Marine Group, Inc. (a)	450,000	5,274
Shaw Group, Inc. (a)	500,000	18,885
UniTek Global Services, Inc. (a)	400,897	3,849
		131,735
Electrical Equipment - 0.1%
Polypore International, Inc. (a)	110,600	5,325
Machinery - 2.4%
Actuant Corp. Class A	500,026	13,866
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
AGCO Corp. (a)	750,000	$ 38,025
ArvinMeritor, Inc. (a)	1,427,700	31,210
Terex Corp. (a)	690,000	22,377
		105,478
Road & Rail - 3.5%
Avis Budget Group, Inc. (a)(d)	2,001,800	27,705
Con-way, Inc.	1,584,000	53,888
Knight Transportation, Inc.	1,800,059	34,309
Swift Transporation Co.	2,421,500	34,603
		150,505
Trading Companies & Distributors - 0.1%
Kaman Corp.	140,000	4,121
TOTAL INDUSTRIALS		901,570
INFORMATION TECHNOLOGY - 28.1%
Communications Equipment - 2.1%
Calix Networks, Inc. (a)(d)	1,266,700	20,647
Ciena Corp. (a)(d)	1,783,900	39,299
Comverse Technology, Inc. (a)	2,357,100	15,463
Riverbed Technology, Inc. (a)	516,600	18,530
		93,939
Computers & Peripherals - 1.8%
SanDisk Corp. (a)	1,711,925	77,670
Electronic Equipment & Components - 1.0%
HannStar Display Corp. (a)	10,385,355	2,038
IPG Photonics Corp. (a)	300,000	10,395
Itron, Inc. (a)	500,000	29,010
Universal Display Corp. (a)	104,000	3,519
		44,962
Internet Software & Services - 0.5%
Rackspace Hosting, Inc. (a)(d)	600,000	20,106
IT Services - 5.6%
Alliance Data Systems Corp. (a)(d)	1,965,000	139,000
Unisys Corp. (a)(e)	2,407,600	68,207
VeriFone Systems, Inc. (a)	948,500	37,883
		245,090
Semiconductors & Semiconductor Equipment - 16.9%
Cymer, Inc. (a)	632,780	30,747
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Cypress Semiconductor Corp. (a)	2,569,178	$ 55,623
Entropic Communications, Inc. (a)(d)	3,719,300	40,801
Himax Technologies, Inc. sponsored ADR (d)	19,090,974	48,109
KLA-Tencor Corp.	250,000	11,020
Kulicke & Soffa Industries, Inc. (a)(e)	5,491,800	53,545
LTX-Credence Corp. (a)(e)	2,821,688	25,014
MEMC Electronic Materials, Inc. (a)	4,941,800	54,805
Micron Technology, Inc. (a)	11,730,466	123,639
National Semiconductor Corp.	500,000	7,580
Novellus Systems, Inc. (a)	980,000	35,349
NVIDIA Corp. (a)	3,000,000	71,760
ON Semiconductor Corp. (a)	1,016,171	11,229
PMC-Sierra, Inc. (a)	3,878,400	30,329
Power Integrations, Inc.	430,000	15,880
Silicon Laboratories, Inc. (a)	40,100	1,784
Teradyne, Inc. (a)	4,000,030	66,721
TriQuint Semiconductor, Inc. (a)	3,958,300	52,091
		736,026
Software - 0.2%
Nice Systems Ltd. sponsored ADR (a)	126,600	4,142
Solera Holdings, Inc.	100,000	5,233
		9,375
TOTAL INFORMATION TECHNOLOGY		1,227,168
MATERIALS - 4.0%
Chemicals - 1.3%
Ashland, Inc.	850,000	49,351
Calgon Carbon Corp. (a)	488,245	6,962
		56,313
Containers & Packaging - 1.0%
Boise, Inc. (d)	1,000,000	8,990
Greif, Inc. Class A	133,500	8,417
Silgan Holdings, Inc.	733,900	27,396
		44,803
Metals & Mining - 0.5%
Boart Longyear Ltd.	4,785,097	20,743
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Paper & Forest Products - 1.2%
Schweitzer-Mauduit International, Inc.	900,000	$ 53,964
TOTAL MATERIALS		175,823
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.3%
Global Crossing Ltd. (a)	919,200	12,253
Wireless Telecommunication Services - 0.1%
NII Holdings, Inc. (a)	150,200	6,305
TOTAL TELECOMMUNICATION SERVICES		18,558
UTILITIES - 0.2%
Gas Utilities - 0.2%
Korea Gas Corp.	264,000	9,878
TOTAL COMMON STOCKS (Cost $3,130,735)		4,340,635
Preferred Stocks - 0.0%

Convertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Providers & Services - 0.0%
LifeMasters Supported SelfCare, Inc.:
Series F (a)(g)	461,818	0
Series H (a)(g)	46,051	0
		0
Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Health Care Technology - 0.0%
Lifeoutcomes, Inc. Series A (a)(g)	39,076	0
TOTAL PREFERRED STOCKS (Cost $11,433)		0
Investment Companies - 0.4%

KBW Regional Banking ETF (d) (Cost $13,867)	636,000	16,619
Money Market Funds - 6.0%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.19% (b)	2,596,653	$ 2,597
Fidelity Securities Lending Cash Central Fund, 0.21% (b)(c)	260,101,785	260,102
TOTAL MONEY MARKET FUNDS (Cost $262,699)		262,699
TOTAL INVESTMENT PORTFOLIO - 105.8% (Cost $3,418,734)		4,619,953
NET OTHER ASSETS (LIABILITIES) - (5.8)%		(254,664)
NET ASSETS - 100%		$ 4,365,289
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,021,000 or 0.1% of net assets.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
LifeMasters Supported SelfCare, Inc.: Series F	6/24/02	$ 5,100
Series H	12/17/07	$ 368
Lifeoutcomes, Inc. Series A	5/31/06	$ 5,965
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 63
Fidelity Securities Lending Cash Central Fund	901
Total	$ 964
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Art Technology Group, Inc.	$ 39,357	$ 1,725	$ 57,409	$ -	$ -
Chiquita Brands International, Inc.	43,316	-	23,495	-	-
Crestwood Midstream Partners LP	12,666	4,959	-	-	-
Frozen Food Express Industries, Inc.	4,419	-	3,121	-	-
Kulicke & Soffa Industries, Inc.	16,514	23,664	-	-	53,545
LTX-Credence Corp.	-	4,760	79	-	25,014
PDF Solutions, Inc.	9,059	-	7,871	-	-
Renovo Group PLC	3,976	-	3,619	-	-
Unisys Corp.	-	58,699	-	-	68,207
Total	$ 129,307	$ 93,807	$ 95,594	$ -	$ 146,766
Other Information

The following is a summary of the inputs used, as of January 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 468,303	$ 468,303	$ -	$ -
Consumer Staples	135,912	135,912	-	-
Energy	178,969	178,969	-	-
Financials	771,104	771,104	-	-
Health Care	453,350	453,350	-	-
Industrials	901,570	901,570	-	-
Information Technology	1,227,168	1,227,168	-	-
Materials	175,823	175,823	-	-
Telecommunication Services	18,558	18,558	-	-
Utilities	9,878	9,878	-	-
Investment Companies	16,619	16,619	-	-
Money Market Funds	262,699	262,699	-	-
Total Investments in Securities:	$ 4,619,953	$ 4,619,953	$ -	$ -
Income Tax Information

At January 31, 2011, the cost of investment securities for income tax purposes was $3,426,267,000. Net unrealized appreciation aggregated $1,193,686,000, of which $1,349,347,000 related to appreciated investment securities and $155,661,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange-traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Commonwealth Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Commonwealth Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	April 1, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	April 1, 2011